UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

Report for the Calendar Year or Quarter Ended:  March 31, 2013

Check here if Amendment [   ]; Amendment Number:  _____
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Jensen Investment Management, Inc.
Address:  5300 Meadows Road, Suite 250
          Lake Oswego, OR  97035-8234

13F File Number:  28-03495

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Gabriel L. Goddard
Title:  Chief Compliance Officer
Phone:  (503) 726-4384

Signature, Place, and Date of Signing:

     /s/ Gabriel L. Goddard                      April 29, 2013
     -----------------------------         -----------------------------
         Gabriel L. Goddard                      Lake Oswego, OR

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:          -0-
                                        ----------------
Form 13F Information Table Entry Total:     76
                                        ----------------
Form 13F Information Table Value Total:     $5,983,701
                                        ----------------
                                            (thousands)

List of Other Included Managers:            None
                                        ----------------

                       Jensen Investment Management, Inc.
                                 March 31, 2013

         ITEM 1                          ITEM 2        ITEM 3          ITEM 4       ITEM 5

                                                                        Fair
                                                                       Market       Number
                                                                       Value          of
Name of Issuer                      Title of Class     Cusip #      (thousands)     Shares
-----------------------             --------------   ------------   -----------   -----------
3M Co                               COM              88579Y101      317636        2987837
AbbVie Inc.                         COM              00287Y109        1814          44490
Abbott Labs Com                     COM              002824100      192590        5452738
Accenture PLC                       COM              G1151C101      214247        2820165
Adobe Systems Inc                   COM              00724F101      143463        3297261
Advance Auto Parts Inc.             COM              00751Y106         429           5200
Alliant Techsystems Inc             COM              018804104         435           6010
Amphenol Corp                       COM              032095101      185205        2480979
Automatic Data Processing           COM              053015103      246023        3783809
Ball Corporation                    COM              058498106         393           8270
Bard (C.R.) Inc                     COM              067383109         538           5345
Baxter International Inc            COM              071813109         408           5630
Becton Dickinson                    COM              075887109      184654        1931335
Best Buy Company Inc                COM              086516101         528          23880
Brinker International Inc           COM              109641100         320           8510
CH Robinson Worldwide               COM              12541W209      117744        1980233
Campbell Soup Co                    COM              134429109         277           6120
Cigna Corp                          COM              125509109         412           6620
Clorox Co                           COM              189054109        5227          59045
Coca-Cola Co                        COM              191216100      168271        4161006
Cognizant Tech Solutions Corp       COM              192446102      180062        2350374
Colgate-Palmolive Co                COM              194162103      260406        2206275
Dell Inc                            COM              24702R101         407          28420
Deluxe Corp                         COM              248019101         428          10360
Eaton Vance                         COM              278265103         442          10590
Ecolab Inc                          COM              278865100      111355        1388817
Emerson Electric Co                 COM              291011104      213326        3818264
Equifax Inc                         COM              294429105      175991        3055939
Exxon Mobil Corp                    COM              30231G102         385           4280
Federated Investors Inc.            COM              314211103         395          16730
General Dynamics Corp               COM              369550108         414           5880
Gilead Sciences Inc                 COM              375558103         467           9560
Global Payments Inc.                COM              37940X102         403           8120
ITT Educational Svcs                COM              45068B109         316          22960
International Business Machine      COM              459200101         209            980
J2 Global Inc                       COM              48123V102         470          12010
Johnson & Johnson                   COM              478160104        1255          15400
Kroger Co                           COM              501044101         462          13970
Laboratory Corp of America Hol      COM              50540R409      123915        1373786
Landstar System Inc                 COM              515098101         391           6860
Lexmark Intl Inc                    COM              529771107         438          16600
Lockheed Martin Corp                COM              539830109         431           4470
Medtronic Inc                       COM              585055106      151741        3231288
Microsoft Corp Com                  COM              594918104      228049        7970987
Nike Inc Cl B                       COM              654106103      187568        3178591
Nu Skin Enterprises                 COM              67018T105         408           9250
Omnicom Group Inc                   COM              681919106      250476        4252564
Oracle Corp                         COM              68389X105      283327        8760905
Patterson Companies                 COM              703395103         398          10470
Paychex Inc                         COM              704326107         458          13085
Pepsico Inc                         COM              713448108      332613        4204441
Pitney Bowes Inc                    COM              724479100         413          27800
Praxair Inc                         COM              74005P104      181135        1623952
Procter & Gamble Co                 COM              742718109      310519        4029580
Progressive Corp Ohio               COM              743315103         430          17020
Quest Diagnostics Inc               COM              74834L100         377           6680
Rockwell Collins Inc.               COM              774341101         410           6500
Ross Stores Inc                     COM              778296103         394           6500
Saint Jude Med Inc                  COM              790849103         378           9370
Silgan Holdings Inc                 COM              827048109         412           8730
Strayer Education                   COM              863236105         322           6670
Stryker Corp                        COM              863667101        6673         102286
Sysco Corp                          COM              871829107         418          11890
T Rowe Price Group Inc              COM              74144T108      222107        2966578
TJX Companies Inc                   COM              872540109      150389        3216891
Tempur-pedic International Inc      COM              88023U101         489           9870
United Parcel Svc Cl B              COM              911312106      200547        2334661
United Technologies Corp            COM              913017109      300029        3211272
Unitedhealth Group Inc              COM              91324P102         394           6900
Varian Medical Systems              COM              92220P105      122893        1706855
Waddell & Reed Financial Inc        COM              930059100         423           9670
Wal Mart Stores Inc                 COM              931142103         413           5520
Waters Corp                         COM              941848103      194913        2075533
Westamerica Bancorporation          COM              957090103         393           8690
Western Digital Corp                COM              958102105         415           8260
Zimmer Holdings Inc                 COM              98956P102         395           5260

Total Records 76                                                 5,983,701     96,509,647



         ITEM 1                             ITEM 6       ITEM 7                     ITEM 8

                                                                                    Voting
                                                                                  Authority
                                           Investment     Other         Sole        Shared      None
Name of Issuer                             Discretion   Managers      (Shares)     (Shares)   (Shares)
-----------------------                    ----------   --------    -----------  -----------  --------
3M Co                                       Sole                    2924709                     63128
AbbVie Inc.                                 Sole                      40790                      3700
Abbott Labs Com                             Sole                    5337273                    115465
Accenture PLC                               Sole                    2759835                     60330
Adobe Systems Inc                           Sole                    3229151                     68110
Advance Auto Parts Inc.                     Sole                       5200
Alliant Techsystems Inc                     Sole                       6010
Amphenol Corp                               Sole                    2427969                     53010
Automatic Data Processing                   Sole                    3702646                     81163
Ball Corporation                            Sole                       8270
Bard (C.R.) Inc                             Sole                       5345
Baxter International Inc                    Sole                       5630
Becton Dickinson                            Sole                    1906585                     24750
Best Buy Company Inc                        Sole                      23880
Brinker International Inc                   Sole                       8510
CH Robinson Worldwide                       Sole                    1938233                     42000
Campbell Soup Co                            Sole                       6120
Cigna Corp                                  Sole                       6620
Clorox Co                                   Sole                      58445                       600
Coca-Cola Co                                Sole                    4074880                     86126
Cognizant Tech Solutions Corp               Sole                    2301074                     49300
Colgate-Palmolive Co                        Sole                    2160564                     45711
Dell Inc                                    Sole                      28420
Deluxe Corp                                 Sole                      10360
Eaton Vance                                 Sole                      10590
Ecolab Inc                                  Sole                    1358315                     30502
Emerson Electric Co                         Sole                    3736631                     81633
Equifax Inc                                 Sole                    2989177                     66762
Exxon Mobil Corp                            Sole                       4280
Federated Investors Inc.                    Sole                      16730
General Dynamics Corp                       Sole                       5880
Gilead Sciences Inc                         Sole                       9560
Global Payments Inc.                        Sole                       8120
ITT Educational Svcs                        Sole                      22960
International Business Machine              Sole                        980
J2 Global Inc                               Sole                      12010
Johnson & Johnson                           Sole                      14800                       600
Kroger Co                                   Sole                      13970
Laboratory Corp of America Hol              Sole                    1344136                     29650
Landstar System Inc                         Sole                       6860
Lexmark Intl Inc                            Sole                      16600
Lockheed Martin Corp                        Sole                       4470
Medtronic Inc                               Sole                    3165696                     65592
Microsoft Corp Com                          Sole                    7797408                    173579
Nike Inc Cl B                               Sole                    3111955                     66636
Nu Skin Enterprises                         Sole                       9250
Omnicom Group Inc                           Sole                    4164227                     88337
Oracle Corp                                 Sole                    8575345                    185560
Patterson Companies                         Sole                      10470
Paychex Inc                                 Sole                      13085
Pepsico Inc                                 Sole                    4115590                     88851
Pitney Bowes Inc                            Sole                      27800
Praxair Inc                                 Sole                    1589791                     34161
Procter & Gamble Co                         Sole                    3942785                     86795
Progressive Corp Ohio                       Sole                      17020
Quest Diagnostics Inc                       Sole                       6680
Rockwell Collins Inc.                       Sole                       6500
Ross Stores Inc                             Sole                       6500
Saint Jude Med Inc                          Sole                       9370
Silgan Holdings Inc                         Sole                       8730
Strayer Education                           Sole                       6670
Stryker Corp                                Sole                      99048                      3238
Sysco Corp                                  Sole                      11890
T Rowe Price Group Inc                      Sole                    2901916                     64662
TJX Companies Inc                           Sole                    3149491                     67400
Tempur-pedic International Inc              Sole                       9870
United Parcel Svc Cl B                      Sole                    2284921                     49740
United Technologies Corp                    Sole                    3170028                     41244
Unitedhealth Group Inc                      Sole                       6900
Varian Medical Systems                      Sole                    1669815                     37040
Waddell & Reed Financial Inc                Sole                       9670
Wal Mart Stores Inc                         Sole                       5520
Waters Corp                                 Sole                    2031243                     44290
Westamerica Bancorporation                  Sole                       8690
Western Digital Corp                        Sole                       8260
Zimmer Holdings Inc                         Sole                       5260
